Pensions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Description of type of plan	Pension plans in Equinor The main pension plans for Equinor ASA and its most significant subsidiaries are defined contribution plans which includes certain unfunded elements (notional contribution plans
Description of nature of benefits provided by plan	Equinor's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme.
Minimum number of years of service for defined benefit plans	P30Y
Defined benefit plan, percentage of final salary level requirement	66.00%
Maximum age of employees for early retirement premium | yr	62
Description of early retirement plan premium calculation	Equinor has more than one defined benefit plan, but the disclosure is made in total since the plans are not subject to materially different risks. Pension plans outside Norway are not material and as such not disclosed separately. The tables in this note present pension costs on a gross basis before allocation to licence partners. In the Consolidated statement of income, the pension costs in Equinor ASA are presented net of costs allocated to licence partners. Equinor is also a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated based on the employees' income but limited to 7.1 times the basic amount in the National Insurance scheme (7.1 G).
Interest cost and changes in fair value of notional assets	$ 105	$ 238
Interest income from defined benefit plans	$ 116	$ 106